Financial Risk management - Exposure to foreign exchange risk - Sensitivity Analysis (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of financial assets	€ 120,417	€ 39,545	€ 59,612
Exposure to foreign exchange risk | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase (decrease) in risk assumption	5.00%
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of financial assets	€ 105,687	€ 35,840	€ 56,692
Cash and cash equivalents | Exposure to foreign exchange risk | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of financial assets	72,429
Impact of a 5% change in fair value	(3,449)
Short-term deposit accounts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of financial assets	7,336
Short-term deposit accounts | Exposure to foreign exchange risk | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of financial assets	7,336
Impact of a 5% change in fair value	€ (349)